SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Mar. 31, 2016 CNY (¥) ¥ / $	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Foreign currency translation and risks
Rate for translation of balances of financial statements from RMB to US$ | ¥ / $	6.4480
Revenue recognition
Business tax as a percentage of gross revenues	5.00%
VAT rate one as a percentage of gross revenues	3.00%
VAT rate two as a percentage of gross revenues	6.00%
Cost of revenues
Test monitoring costs	¥ 142,116,286	¥ 113,042,449	¥ 124,427,159
Royalty fees	4,823,101	4,991,524	14,850,125
Software developed for internal use
Research and development costs
Capitalized costs for the period	0	0	0
Software developed for sale
Research and development costs
Capitalized costs for the period	¥ 0	¥ 0	¥ 0
Online education services | Minimum
Revenue recognition
Period for which end users can access services	90 days
Online education services | Maximum
Revenue recognition
Period for which end users can access services	365 days
Other revenue - licensing fees from authorized test centers
Revenue recognition
Period of revenue recognition	10 years
Test development services | Minimum
Revenue recognition
Period for development of tests	2 months
Test development services | Maximum
Revenue recognition
Period for development of tests	6 months